Note 3 - Stockholders' Deficit, Stock Options and Warrants (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Notes Tables
Schedule of Share-based Compensation, Activity [Table Text Block]
	Stock Options		Warrants
	Number of Shares	Average Exercise Price	Number of Shares	Average Exercise Price
Outstanding at December 31, 2014	17,945	$187.75	20,029	$198.75

Issued	14,171	69.00	303,269	123.75
Expired	(766)	293.25	(79)	283.50
Exercised	-	-	(120)	123.75

Outstanding at December 31, 2015	31,350	$133.23	323,099	$128.40

Issued	100,837	3.329	730,882	1.44
Expired	(22,377)	122.132	-	-
Exercised	(1,312)	65.750	(939,879)	-

Outstanding at September 30, 2016	108,498	$15.652	114,102	$369.06

	Stock Options		Warrants
	Number of Shares	Average Exercise Price	Number of Shares	Average Exercise Price
Outstanding at December 31, 2013	15,430	$168.75	18,477	$262.50

Issued	3,028	203.00	6,455	95.25
Expired	(316)	589.50	(3,275)	338.50
Exercised	(198)	44.00	(1,629)	209.50

Outstanding at December 31, 2014	17,944	$187.75	20,028	$198.75

Issued	14,171	69.00	303,269	123.75
Cancelled	(766)	293.25	(79)	283.50
Exercised	-	-	(120)	123.75

Outstanding at December 31, 2015	31,349	$133.25	323,098	$128.50

Schedule of Share-based Compensation Shares Authorized Under Stock Option and Warrant Plans by Exercise Price Range [Table Text Block]
Range of Prices	Shares	Weighted Remaining Life
Options
$2.25	293	9.90
$2.42	37,152	9.89
$3.75	44,000	9.76
$4.125	3,636	10.00
$4.1975	7,147	9.97
$4.25	3,529	9.50
$5.125	3,902	9.94
$65.75	342	9.06
$73.50	1,157	9.26
$77.50	2,323	8.75
$80.25	187	9.01
$86.25	232	8.50
$121.875	5	6.45
$131.25	81	5.94
$148.125	928	6.47
$150.00	1,760	5.88
$162.50	123	8.26
$206.25	121	8.01
$248.4375	121	6.79
$262.50	130	6.79
$281.25	529	6.30
$318.75	3	6.60
$346.875	72	7.50
$431.25	306	7.44
$468.75	133	7.40
$506.25	188	7.25
$543.75	53	7.02
$596.25	42	7.00

	108,498

Warrants
$93.75	2,255	1.45
$123.75	94,084	3.92
$150.00	4,114	1.45
$225.00	107	1.32
$243.75	2,529	2.84
$281.25	5,897	1.20
$309.375	2,850	2.86
$309.50	222	3.10
$337.50	178	1.72
$371.25	944	1.66
$506.25	59	2.38
$609.375	862	2.34
	114,102

Range of Exercise Prices	Shares	Weighted Average Remaining Life
Options:
$18.75	293	5.52
$65.75	10,019	9.81
$73.50	1,225	10.01
$77.50	2,387	9.50
$80.25	250	9.76
$86.25	289	9.25
$121.88	6	7.20
$131.25	82	6.69
$140.63	7,679	7.21
$148.13	929	7.22
$150.00	4,959	6.63
$162.50	153	9.01
$206.25	145	8.76
$248.44	120	7.54
$262.50	130	7.54
$281.25	546	7.09
$318.75	3	7.36
$346.88	87	8.25
$431.25	1,610	8.19
$468.75	134	8.15
$506.25	198	8.01
$543.75	54	7.77
$596.25	51	7.75
Total	31,349

Warrants:
$123.75	303,081	4.67
$150.00	4,114	2.20
$225.00	107	2.07
$243.75	2,529	3.59
$281.25	8,152	2.02
$309.38	2,850	3.61
$309.50	222	3.85
$337.50	178	2.47
$371.25	944	2.41
$506.25	59	3.13
$609.38	861	3.10
Total	323,098

Disclosure of Share-based Compensation Arrangements by Share-based Payment Award [Table Text Block]
Year	Shares	Price
2011	173	0.00	-	281.25
2012	1,841	131.25	-	150.00
2013	1,612	121.88	-	596.25
2014	969	162.50	-	468.75
2015	4,240	65.75	-	86.25
2016	99,661	2.25	-	5.13
Total	108,498	$0.00	-	596.25
Year	Shares	Price
2012	2,792		281.25
2013	10,703	93.75	-	371.25
2014	6,455	243.75	-	609.38
2015	94,152	0.00	-	243.75
Total	114,102	$0.00	-	609.38

Year	Shares	Price
2011	467		18.75
2012	5,041	131.25	–	150.00
2013	9,310	121.88	–	596.25
2014	2,361	162.50	–	468.75
2015	14,170	65.75	–	86.25
Total	31,349	$18.75	–	596.25
Year	Shares	Price
2012	2,792	281.25	–	375.00
2013	10,703	150.00	–	371.25
2014	6,455	309.38	–	609.38
2015	303,148		123.75
Total	323,098	$123.75	–	609.38